Related Party Payables (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Payables 1		$ 13,916
Related Party Payables 2		62,610
Related Party Payables 3		1,309
Related Party Payables 4		2,859
Related Party Payables 5		22,813
Related Party Payables 1	13,916
Related Party Payables 2	0
Related Party Payables 3	0
Related Party Payables 4	280
Related Party Payables 5	$ 537